Cover	Aug. 06, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 6, 2026, Aspire-Lakewood Holding, Inc. (the “Company”) announced it had closed the acquisition (the “Acquisition”) of Dura Driver Control Systems (“DCS”) pursuant to the terms of a Purchase Agreement entered into on June 10, 2026, between the Company and FireFish TopCo, LLC (the “Seller”). Pursuant to the Purchase Agreement the Company agreed to purchase all of the equity interests in certain of the Sellers subsidiaries (collectively, “the Transferred Equity Interest” or “DCS”) as previously reported on the Company’s Current Report on Form 8-K filed on June 12, 2026, with the SEC.
Document Period End Date	Aug. 06, 2026
Entity File Number	001-41293
Entity Registrant Name	Aspire-Lakewood Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23150 Fashion Drive
Entity Address, Address Line Two	Suite 232
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	908
Local Phone Number	987-3002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ASBP
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	ASBPW
Security Exchange Name	NASDAQ